GENERAL AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Schedule of basic earnings per share

The following is a summary of the basic earnings per share calculation for each of the three-year period ended, December 31, 2014:

                 Earnings per share calculation:

	2014	2013	2012
Numerator - Net income available to common shareholders	$10,242	$9,611	$9,404
Denominator - Weighted average common shares outstanding	4,963,826	5,110,849	5,315,634

Basic net income per common share available to common shareholders	$2.06	$1.88	$1.77

Schedule of components of accumulated other comprehensive income (loss)

The components of accumulated other comprehensive income (loss), included in shareholder’s equity, are as follows as of December 31, 2014, 2013 and 2012 (dollars in thousands):

	Years ended December 31,
	2014	2013	2012
Net unrealized gains (losses) on available-for-sale securities	$(5,517)	$(17,178)	$5,747
Net actuarial gain on unfunded portion of postretirement benefit obligation	2,062	2,542	(2,920)
	(3,455)	(14,636)	2,827
Tax effect - (expense) benefit	1,329	5,635	(1,089)

Other comprehensive income (loss)	$(2,126)	$(9,001)	$1,738